Treasury Instruments - Unpledged and Pledged - Financial Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Treasury Instruments [Abstract]
Treasury instruments (pledged as collateral) - (non-current)	$ 46.1	$ 300.4	[1]	$ 133.5
Treasury instruments (pledged as collateral) - (current)	2,912.9	2,062.6	[1]	$ 2,338.6
Treasury instruments (pledged as collateral)	$ 2,959.0	$ 2,363.0

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information